UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-07250

          BlackRock Broad Investment Grade 2009 Term Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Broad Investment Grade 2009 Term Trust, Inc.
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—80.9%
			Mortgage Pass-Through Securities—1.0%
			Federal National Mortgage Assoc.,
	$ 437		5.50%, 1/01/17-2/01/17	$ 440,452
	16		6.50%, 7/01/29	16,094

			Total Mortgage Pass-Through Securities	456,546

			Agency Multiple Class Mortgage Pass-Through Securities—13.1%
			Federal Home Loan Mortgage Corp.,
	2,168		Ser. 1510, Class G, 7.05%, 5/15/13	2,210,731
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,034,840
			Federal National Mortgage Assoc.,
	47	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	46,596
	1,000		Ser. 49, Class H, 7.00%, 4/25/13	1,031,780
	190	[2]	Ser. 214, Class SK, 10.00%, 12/25/08	199,338
	123	[2]	Government National Mortgage Assoc., Remic Trust 2000, Ser. 16, Class FD, 5.22%, 12/16/27	123,173

			Total Agency Multiple Class Mortgage Pass-Through Securities	5,646,458

			Inverse Floating Rate Mortgage Securities—2.7%
AAA	212	[2]	Citicorp Mortgage Securities, Inc., 8.008%, 11/25/23	212,402
			Federal Home Loan Mortgage Corp.,
	200	[2]	Ser. 1425, Class SB, 10.511%, 12/15/07	204,395
	36	[2]	Ser. 1506, Class S, 12.751%, 5/15/08	37,268
	106	[2]	Ser. 1515, Class S, 12.388%, 5/15/08	109,444
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	68,179
	37	[2]	Ser. 1661, Class SB, 12.363%, 1/15/09	38,564
	141	[2]	Ser. 1688, Class S, 9.926%, 12/15/13	142,666
			Federal National Mortgage Assoc.,
	119	[2]	Ser. 187, Class SB, 15.335%, 10/25/07	124,662
	101	[2]	Ser. 191, Class SD, 9.663%, 10/25/08	101,984
	137	[2]	Ser. 214, Class SH, 6.497%, 12/25/08	131,999

			Total Inverse Floating Rate Mortgage Securities	1,171,563

			Interest Only Mortgage-Backed Securities—5.2%
			Federal Home Loan Mortgage Corp.,
	120		Ser. 65, Class I, 918.03%, 8/15/20	1,521
	—		Ser. 141, Class H, 1,060.00%, 5/15/21	394
	—		Ser. 1114, Class J, 1,008.00%, 7/15/06	337
	305		Ser. 1645, Class IB, 5.50%, 9/15/08	10,406
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	177,538
	461		Ser. 2543, Class IM, 5.00%, 9/15/12	5,387
	1,778		Ser. 2633, Class PI, 4.50%, 3/15/12	55,997
	1,518		Ser. 2672, Class TP, 5.00%, 9/15/16	20,623
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	495,948
	2,247		Ser. 2775, Class UB, 5.00%, 12/15/17	89,569
	2,695		Ser. 2976, Class KI, 5.50%, 11/15/34	268,378
			Federal National Mortgage Assoc.,
	152		Ser. 8, Class HA, 1,199.999%, 1/25/08	15,186
	2,254		Ser. 13, Class IG, 5.00%, 10/25/22	144,602
	177	[2]	Ser. 20, Class SL, 13.766%, 9/25/08	21,957
	461		Ser. 49, Class L, 444.917%, 4/25/13	38,130
	269		Ser. 51, Class K, 1,006.50%, 4/25/07	15,029
	12,992		Ser. 70, Class ID, 5.00%, 4/25/22	802,256
	—		Ser. 72, Class H, 1,183.25%, 7/25/06	375
	457		Ser. 82, Class IR, 5.00%, 9/25/12	8,424
	4	[2]	Ser. 174, Class S, 117.876%, 9/25/22	12,268
	98	[2]	Ser. 208, Class S, 2.969%, 2/25/23	529
	4		Ser. G-21, Class L, 949.50%, 7/25/21	7,132
	17,166	[2]	Vendee Mortgage Trust, 0.043%, 10/15/31	34,847

			Total Interest Only Mortgage-Backed Securities	2,226,833

			Principal Only Mortgage-Backed Security—0.1%
Aaa	27	[3]	Salomon Brothers Mortgage Securities, Inc. VI, 12.50%, 10/23/17	24,211

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, 7.33%, 3/15/06	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,5,6]	Ser. 2, 8.24%, 3/15/06	57
NR	629	[2,5,6]	Ser. 3, 8.724%, 4/15/06	63

			Total Asset-Backed Securities	143

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Corporate Bonds—15.6%
			Energy—2.4%
A1	$ 500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	$ 501,805
BBB+	500	[4]	Israel Electric Corp. Ltd., 7.25%, 12/15/06 (Israel)	508,525

				1,010,330

			Financial Institutions—13.0%
Aa2	500		Bank America Corp., 4.75%, 10/15/06	499,325
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	493,520
BB	500		General Motors Acceptance Corp., 6.125%, 9/15/06	496,285
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	492,100
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	506,865
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,107,890
A+	500		SLM Corp., 3.50%, 9/30/06	496,165
Aa3	500		Suntrust Bank, 7.25%, 9/15/06	506,580
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	491,155
AA-	500		Wachovia Corp., 4.95%, 11/01/06	499,820

				5,589,705

			Transportation—0.2%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	102,000

			Total Corporate Bonds	6,702,035

			U.S. Government and Agency Securities—35.9%
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,172,874
	2,000		6.00%, 8/15/09	2,097,890
	385		6.625%, 5/15/07	394,820
	10,000		U.S. Treasury Strip, Zero Coupon, 8/15/06	9,762,500

			Total U.S. Government and Agency Securities	15,428,084

			Taxable Municipal Bonds—7.3%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	566,675
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	532,855
			Los Angeles County California Pension Oblig.,
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,014,490
AAA	500		Ser. D, 6.97%, 6/30/08	522,520
AAA	500		Orleans Parish Louisiana School Board, 6.60%, 2/01/08	514,435

			Total Taxable Municipal Bonds	3,150,975

			Total Long-Term Investments (cost $35,358,584)	34,806,848

			SHORT-TERM INVESTMENT—18.8%
			U.S. Government and Agency Zero Coupon Security—18.8%
	8,100	[7]	Federal Home Loan Bank Discount Notes, 4.341%, 2/01/06 (cost $8,100,000)	8,100,000

			Total investments—99.7% (cost $43,458,5848)	$ 42,906,848
			Other assets in excess of liabilities—0.3%	125,934

			Net Assets—100%	$ 43,032,782

[1]	Using the higher of Standard and Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Rate shown is interest rate as of January 31, 2006.
[3]	Rate shown is interest rate or effective yield as of January 31, 2006 of the underlying collateral.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 1.2% of its net assets, with a current market value of $508,548, in securities restricted as to resale.
[5]	Security is fair valued.
[6]	Illiquid security. As of January 31, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $143 in these securities.
[7]	Rate shown is the yield to maturity as of January 31, 2006.
[8]	Cost for Federal income tax purposes is $43,458,584. The net unrealized depreciation on a tax basis is $551,736, consisting of $443,899 gross unrealized appreciation and $995,635 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Broad Investment Grade 2009 Term Trust, Inc.

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006